Inventory (Tables)	9 Months Ended
Feb. 28, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	February 28,	May 31,
	2019	2018
Raw materials	$295,822	$-
Finished goods	309,974	-
Total	$605,796	$-